BRADFORD RODGERS

VP and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brad.rodgers@protective.com

October 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          The Lincoln National Life Insurance Company

Lincoln Life Variable Annuity Account LMB-K

New York Preferred Advisor

Filing Pursuant to Rule 497(j) for

File No. 333-259953; 811-06329

Commissioners:

On behalf of The Lincoln National Life Insurance Company and the Lincoln Life Variable Annuity Account LMB-K, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “New York Preferred Advisor”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the Registration Statement for Lincoln Life Variable Annuity Account LMB-K as filed with the Commission on October 1, 2021 via EDGARLINK.

Please do not hesitate to call me at (205) 268-1113 if you have any questions.

Sincerely,

/s/ Bradford Rodgers

Bradford Rodgers